Note 12 - Stock Warrants Activity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Outstanding at June 30, 2014 (in shares)	8,999,759	6,616,672
Outstanding at June 30, 2014 (in dollars per share)	$ 1.84	$ 1.88
Granted (in shares)	1,915,073	2,383,087
Granted (in dollars per share)	$ 1.58	$ 1.73
Exercised (in shares)	(1,000,000)
Exercised (in dollars per share)	$ 1
Outstanding at June 30, 2015 (in shares)	9,914,832	8,999,759
Outstanding at June 30, 2015 (in dollars per share)	$ 1.76	$ 1.84
Exercisable at June 30, 2016 (in shares)	9,539,832
Exercisable at June 30, 2016 (in dollars per share)	$ 1.74